INTANGIBLE ASSETS - NET	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS - NET [Abstract]
INTANGIBLE ASSETS - NET
10.	INTANGIBLE ASSETS – NET

Intangible assets as of December 31, 2017 consist of the following:

in millions of $	Acquisition cost	Accumulated amortization	Book value

Customer relationships	3.8	(1.7)	2.1
Technologies	4.6	(4.6)	-
Trademarks	5.9	-	5.9
Software licenses	30.0	(22.2)	7.8
Generation licenses	11.9	-	11.9
Others	4.8	(0.5)	4.3

	61.0	(29.0)	32.0

Intangible assets as of December 31, 2016 consist of the following:

in millions of $	Acquisition cost	Accumulated amortization	Book value

Customer relationships	3.4	(1.2)	2.2
Technologies	11.0	(11.0)	-
Trademarks	5.2	-	5.2
Software licenses	28.2	(20.9)	7.3
Others	2.4	(0.5)	1.9

	50.2	(33.6)	16.6

Trademarks represent the Q CELLS trademark, which has an indefinite useful life. The amortization of customer relationships is presented in selling and marketing costs whereas the amortization of technologies, software licenses and generation licenses are reported in cost of sales, selling and administrative costs, and research and development costs based on their use.

Aggregate amortization expense for intangible assets for the years ended December 31, 2015, 2016 and 2017 was $5.3 million, $3.4 million and $4.6 million respectively. Estimated amortization expense for the next five years is as follows:

in millions of $	Amortization

For the years ending December 31,
2018	4.0
2019	3.7
2020	3.5
2021	3.5
2022	3.4
Beyond 2023	8.0